Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Statement of Comprehensive Income [Abstract]
Net income	$ 203,850	$ 173,532	$ 164,049
Other comprehensive income (loss) net of tax:
Net unrealized gains (losses) on available-for-sale securities	(21,136)	(7,587)	(1,403)
Reclassification adjustment of net gains from sale of available-for-sale securities included in net income	0	3,499	0
Related tax benefit (expense)	6,156	1,503	516
Other comprehensive income (loss) on available-for-sale securities, net of tax	(14,980)	(2,585)	(887)
Net unrealized gain (loss) on long-term borrowing hedges	23,943	29,653	(16,793)
Related tax benefit (expense)	(5,684)	(10,897)	6,171
Other comprehensive income (loss) on cash flow hedges of borrowings, net of tax	18,259	18,756	(10,622)
Other comprehensive income (loss)	3,279	16,171	(11,509)
Comprehensive income	$ 207,129	$ 189,703	$ 152,540